December 1,1996
                 THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS --
                 PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
                PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
                 PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
                           SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 1, 1996
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD PARAGRPH IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- AUTOMATIC WITHDRAWAL PLAN."
        No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES -- REINVESTMENT PRIVILEGE."
REINVESTMENT PRIVILEGE -- Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, a Class B shareholder's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B shares reinvested. The Reinvestment Privilege may be exercised only once.
                                                                   LTSTs120196

                                                              December 1, 1996
                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS --
                              PREMIER LIMITED TERM
                                 MUNICIPAL FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 1, 1996
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD PARAGRAPH IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES -- AUTOMATIC WITHDRAWAL PLAN."
        No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES -- REINVESTMENT PRIVILEGE."
REINVESTMENT PRIVILEGE -- Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, a Class B shareholder's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B shares reinvested. The Reinvestment Privilege may be exercised only once.
                                                                    PLTs120196